PROPERTY, PLANT AND EQUIPMENT - Schedule of right of use assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) aircraft	Dec. 31, 2024 USD ($) aircraft	Dec. 31, 2023 USD ($)
Airbus 320
Right of Use [Roll Forward]
Number of aircrafts contracts under renegotiations | aircraft		6
Number of aircraft transferred to held for sale | aircraft		6
Airbus A319
Right of Use [Roll Forward]
Number of aircrafts contracts under renegotiations | aircraft		26
Number of aircraft transferred to held for sale | aircraft	2
Net right of use assets
Right of Use [Roll Forward]
Opening balances	$ 2,715,554	$ 2,199,205	$ 1,390,527
Additions	867,163	652,561	1,016,302
Depreciation expense	(424,090)	(311,549)	(193,386)
Cumulative translate adjustment	9,630	(8,269)	3,407
Other increases (decreases)	71,952	183,606	(17,645)
Total changes	524,655	516,349	808,678
Final balances	3,240,209	2,715,554	2,199,205
Aircraft
Right of Use [Roll Forward]
Opening balances	2,548,055	2,145,082	1,326,821
Additions	835,048	601,723	1,013,314
Depreciation expense	(395,227)	(284,234)	(178,570)
Cumulative translate adjustment	0	48	56
Other increases (decreases)	66,818	85,436	(16,539)
Total changes	506,639	402,973	818,261
Final balances	3,054,694	2,548,055	2,145,082
Others
Right of Use [Roll Forward]
Opening balances	167,499	54,123	63,706
Additions	32,115	50,838	2,988
Depreciation expense	(28,863)	(27,315)	(14,816)
Cumulative translate adjustment	9,630	(8,317)	3,351
Other increases (decreases)	5,134	98,170	(1,106)
Total changes	18,016	113,376	(9,583)
Final balances	$ 185,515	$ 167,499	$ 54,123